FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Legg Mason Tax Exempt Trust, Inc., 111 S. Calvert St., Baltimore, MD
21202

2.   Name of each series or class of funds for which this notice is filed:
     Legg Mason Tax Exempt Trust, Inc.

3.   Investment Company Act File Number: 811-3526

     Securities Act File Number: 2-78562

4.   Last day of fiscal year for which this notice is filed:
     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:                  [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     Number:           18,532,135
     Amount:          $18,532,135

8. Number and amount of securities registered during the fiscal year other than pursuant to rule
     24f-2:
     Number:                    0
     Amount:                   $0

9.   Number and aggregate sale price of securities sold during the fiscal year:
     Number:        1,015,677,041
     Sale Price:   $1,015,677,041

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Number:          997,144,906
     Sale Price:     $997,144,906

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
     Number:
     Sale Price:   INCLUDED IN #9

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):        $997,144,906


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     (ii) Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):             N/A

     (iii)     Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):                   $(961,841,190)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                     0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applicable):     $35,303,716

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction
          C.6):                                                      1/3300

     (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                 $10,698.10

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                     FEBRUARY 26, 1997

                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/ Marie K. Karpinski
     Marie K.  Karpinski
     Vice President and Treasurer

Date February 21, 1997